UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: CHCYX

June 30, 2026

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Fund Information

AB Discovery Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$71	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Highlights

Top contributors to performance:

  During the 11-month period, security selection within technology and underweights to financials and consumer staples contributed throughout the entire reporting period.

Top detractors from performance:

  During the 11-month period, underweights to materials and energy and weaker overall security selection detracted from the Fund's performance.

Advisor Class: CHCYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	S&P 500 Index	Russell 2500 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,419	$11,790	$12,144
06/18	$16,428	$13,484	$14,759
06/19	$17,637	$14,889	$15,664
06/20	$20,501	$16,006	$17,107
06/21	$29,426	$22,536	$25,597
06/22	$18,950	$20,144	$17,456
06/23	$22,187	$24,091	$20,700
06/24	$24,932	$30,006	$22,568
06/25	$27,084	$34,556	$24,555
06/26	$34,884	$42,271	$32,644

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	28.80%	3.46%	13.31%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

The 11-month total return for the share class was 26.60%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2500 Growth Index was 29.90%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-growth-fund.Advisor.018636407.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Advisor Class: CHCYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CHCYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DG-ADV-0153-0626

Advisor Class: CHCYX

3

Class A: CHCLX

June 30, 2026

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Fund Information

AB Discovery Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCLX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Highlights

Top contributors to performance:

  During the 11-month period, security selection within technology and underweights to financials and consumer staples contributed throughout the entire reporting period.

Top detractors from performance:

  During the 11-month period, underweights to materials and energy and weaker overall security selection detracted from the Fund's performance.

Class A: CHCLX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 2500 Growth Index
06/16	$9,575	$10,000	$10,000
06/17	$11,863	$11,790	$12,144
06/18	$15,668	$13,484	$14,759
06/19	$16,774	$14,889	$15,664
06/20	$19,464	$16,006	$17,107
06/21	$27,869	$22,536	$25,597
06/22	$17,894	$20,144	$17,456
06/23	$20,927	$24,091	$20,700
06/24	$23,436	$30,006	$22,568
06/25	$25,400	$34,556	$24,555
06/26	$32,658	$42,271	$32,644

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	28.57%	3.22%	13.05%
Class A (with sales charges)	23.08%	2.32%	12.56%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

The 11-month total return for the share class (without sales charges) was 26.30%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2500 Growth Index was 29.90%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-growth-fund.A.018636100.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class A: CHCLX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CHCLX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DG-A-0153-0626

Class A: CHCLX

3

Class C: CHCCX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCCX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Highlights

Top contributors to performance:

  During the 11-month period, security selection within technology and underweights to financials and consumer staples contributed throughout the entire reporting period.

Top detractors from performance:

  During the 11-month period, underweights to materials and energy and weaker overall security selection detracted from the Fund's performance.

Class C: CHCCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 2500 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,308	$11,790	$12,144
06/18	$16,122	$13,484	$14,759
06/19	$17,131	$14,889	$15,664
06/20	$19,727	$16,006	$17,107
06/21	$28,002	$22,536	$25,597
06/22	$17,855	$20,144	$17,456
06/23	$20,738	$24,091	$20,700
06/24	$23,008	$30,006	$22,568
06/25	$24,788	$34,556	$24,555
06/26	$31,588	$42,271	$32,644

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	27.44%	2.44%	12.19%
Class C (with sales charges)	26.44%	2.44%	12.19%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

The 11-month total return for the share class (without sales charges) was 25.26%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2500 Growth Index was 29.90%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-growth-fund.C.018636308.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class C: CHCCX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CHCCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DG-C-0153-0626

Class C: CHCCX

3

Class I: CHCIX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCIX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Highlights

Top contributors to performance:

  During the 11-month period, security selection within technology and underweights to financials and consumer staples contributed throughout the entire reporting period.

Top detractors from performance:

  During the 11-month period, underweights to materials and energy and weaker overall security selection detracted from the Fund's performance.

Class I: CHCIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	S&P 500 Index	Russell 2500 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,418	$11,790	$12,144
06/18	$16,429	$13,484	$14,759
06/19	$17,634	$14,889	$15,664
06/20	$20,487	$16,006	$17,107
06/21	$29,397	$22,536	$25,597
06/22	$18,933	$20,144	$17,456
06/23	$22,162	$24,091	$20,700
06/24	$24,869	$30,006	$22,568
06/25	$26,994	$34,556	$24,555
06/26	$34,758	$42,271	$32,644

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	28.76%	3.41%	13.27%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

The 11-month total return for the share class was 26.52%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2500 Growth Index was 29.90%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-growth-fund.I.018636704.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class I: CHCIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CHCIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DG-I-0153-0626

Class I: CHCIX

3

Class Z: CHCZX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCZX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$67	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Highlights

Top contributors to performance:

  During the 11-month period, security selection within technology and underweights to financials and consumer staples contributed throughout the entire reporting period.

Top detractors from performance:

  During the 11-month period, underweights to materials and energy and weaker overall security selection detracted from the Fund's performance.

Class Z: CHCZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class Z	S&P 500 Index	Russell 2500 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,441	$11,790	$12,144
06/18	$16,465	$13,484	$14,759
06/19	$17,685	$14,889	$15,664
06/20	$20,569	$16,006	$17,107
06/21	$29,528	$22,536	$25,597
06/22	$19,034	$20,144	$17,456
06/23	$22,280	$24,091	$20,700
06/24	$25,046	$30,006	$22,568
06/25	$27,210	$34,556	$24,555
06/26	$35,046	$42,271	$32,644

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	28.80%	3.49%	13.36%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

The 11-month total return for the share class was 26.57%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2500 Growth Index was 29.90%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-growth-fund.Z.018636803.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class Z: CHCZX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CHCZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DG-Z-0153-0626

Class Z: CHCZX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, John Lovito, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Discovery Growth Fund	2025	$34,504	$—	$18,485
	2026	$27,603	$—	$20,246

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Discovery Growth Fund	2025	$1,844,833	$18,485
			$—
			$(18,485)
	2026	$1,486,831	$20,246
			$—
			$(20,246)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

John Lovito	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Satements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB DISCOVERY GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Industrials – 27.9%
Aerospace & Defense – 4.9%
Arxis, Inc. – Class A(a)	319,698	$14,750,865
Carpenter Technology Corp.	113,764	70,174,186
Curtiss-Wright Corp.	43,992	33,335,378
Kratos Defense & Security Solutions, Inc.(a)	472,793	23,573,459

		141,833,888

Building Products – 2.8%
Modine Manufacturing Co.(a)	167,606	44,754,154
Zurn Elkay Water Solutions Corp. – Class C	689,544	34,842,658

		79,596,812

Construction & Engineering – 4.7%
API Group Corp.(a)	585,360	24,789,996
Granite Construction, Inc.(b)	296,581	46,883,525
Sterling Infrastructure, Inc.(a)	76,331	64,069,188

		135,742,709

Electrical Equipment – 5.9%
BWX Technologies, Inc.	242,915	47,283,405
Forgent Power Solutions, Inc. – Class A(a)	811,964	45,356,309
Generac Holdings, Inc.(a)	122,043	35,735,411
Nextpower, Inc. – Class A(a)	366,071	43,613,699

		171,988,824

Ground Transportation – 2.4%
Saia, Inc.(a)	84,791	35,710,577
XPO, Inc.(a)	166,468	34,174,216

		69,884,793

Machinery – 3.7%
Crane Co.	158,966	35,460,546
ITT, Inc.	150,020	29,667,955
RBC Bearings, Inc.(a)	65,303	42,059,050

		107,187,551

Professional Services – 2.3%
FTI Consulting, Inc.(a)(b)	218,588	32,571,798
Planet Labs PBC(a)(b)	1,010,754	33,486,280

		66,058,078

Trading Companies & Distributors – 1.2%
Applied Industrial Technologies, Inc.	106,412	35,983,218

		808,275,873

Information Technology – 25.4%
Communications Equipment – 1.5%
Viavi Solutions, Inc.(a)	902,855	43,111,326

ABFunds.com	AB Discovery Growth Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 2.8%
Littelfuse, Inc.	67,277	$30,633,237
TTM Technologies, Inc.(a)	266,211	49,786,781

		80,420,018

IT Services – 2.9%
DigitalOcean Holdings, Inc.(a)	234,791	36,869,231
MongoDB, Inc.(a)	76,909	25,833,733
Quantinuum, Inc. – Class A(a)(b)	277,964	22,720,777

		85,423,741

Semiconductors & Semiconductor Equipment – 14.4%
Entegris, Inc.	228,024	41,012,397
FormFactor, Inc.(a)	199,325	31,878,047
Lattice Semiconductor Corp.(a)	360,296	55,110,876
MACOM Technology Solutions Holdings, Inc.(a)	154,679	58,835,251
MKS, Inc.	103,736	46,141,773
Nova Ltd.(a)(b)	67,977	36,907,432
Onto Innovation, Inc.(a)	86,560	32,758,632
Semtech Corp.(a)	304,664	49,309,869
SiTime Corp.(a)	88,020	65,624,191

		417,578,468

Software – 3.8%
Core Scientific, Inc.(a)	1,290,430	33,022,104
Hut 8 Corp.(a)	298,636	34,476,033
Runway AI, Inc.(a)(c)(d)	391,571	5,981,247
Samsara, Inc. – Class A(a)	1,162,336	37,694,556

		111,173,940

		737,707,493

Health Care – 21.9%
Biotechnology – 13.8%
Apogee Therapeutics, Inc.(a)	69,058	9,166,068
Ascendis Pharma A/S(a)	121,410	32,382,475
Bridgebio Pharma, Inc.(a)	433,700	32,301,976
CG oncology, Inc.(a)	279,127	19,831,973
Cogent Biosciences, Inc.(a)	72,670	2,812,329
Denali Therapeutics, Inc.(a)(b)	650,814	16,738,936
Dianthus Therapeutics, Inc.(a)	168,772	16,451,895
Erasca, Inc.(a)	852,393	15,615,840
Halozyme Therapeutics, Inc.(a)	283,908	22,221,479
Ideaya Biosciences, Inc.(a)	343,370	12,797,400
Insmed, Inc.(a)	210,733	22,468,353
Kymera Therapeutics, Inc.(a)(b)	197,291	22,623,359
Madrigal Pharmaceuticals, Inc.(a)	54,919	29,488,757
Natera, Inc.(a)	131,312	35,644,642
Neurocrine Biosciences, Inc.(a)	174,114	29,344,303
Newamsterdam Pharma Co. NV(a)(b)	289,630	9,815,561
Relay Therapeutics, Inc.(a)	877,350	16,415,219

2 AB Discovery Growth Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Rhythm Pharmaceuticals, Inc.(a)	178,881	$19,861,157
Vera Therapeutics, Inc.(a)	329,126	14,122,797
Xenon Pharmaceuticals, Inc.(a)	314,606	18,989,618

		399,094,137

Health Care Equipment & Supplies – 2.1%
AtriCure, Inc.(a)	737,624	20,638,719
Glaukos Corp.(a)	287,071	40,121,043

		60,759,762

Health Care Providers & Services – 3.6%
BrightSpring Health Services, Inc.(a)	644,019	44,913,885
Guardant Health, Inc.(a)	401,537	60,242,596

		105,156,481

Life Sciences Tools & Services – 0.8%
Repligen Corp.(a)(b)	176,781	24,120,000

Pharmaceuticals – 1.6%
Definium Therapeutics, Inc.(a)	356,881	16,787,682
Edgewise Therapeutics, Inc.(a)	489,862	19,903,093
Structure Therapeutics, Inc. (ADR)(a)	148,989	7,996,240

		44,687,015

		633,817,395

Consumer Discretionary – 9.9%
Hotels, Restaurants & Leisure – 3.3%
Cava Group, Inc.(a)	575,210	45,142,481
Viking Holdings Ltd.(a)	405,958	42,491,624
Wonder Corp.(a)(d)	842,281	7,278,739

		94,912,844

Household Durables – 1.6%
SharkNinja, Inc.(a)(b)	300,472	45,752,872

Specialty Retail – 2.6%
Burlington Stores, Inc.(a)	106,863	33,854,198
Murphy USA, Inc.	78,679	42,397,753

		76,251,951

Textiles, Apparel & Luxury Goods – 2.4%
Amer Sports, Inc.(a)	893,124	30,223,316
Ralph Lauren Corp.	97,415	39,103,355

		69,326,671

		286,244,338

Financials – 6.4%
Banks – 0.9%
East West Bancorp, Inc.	207,201	26,747,577

Capital Markets – 3.3%
Affiliated Managers Group, Inc.	84,987	28,759,601
Marex Group PLC	667,130	40,661,573
Stifel Financial Corp.	385,214	26,876,381

		96,297,555

ABFunds.com	AB Discovery Growth Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 2.2%
Figure Technology Solutions, Inc. – Class A(a)	577,710	$17,741,474
FirstCash Holdings, Inc.	202,934	43,898,683

		61,640,157

		184,685,289

Energy – 2.9%
Energy Equipment & Services – 1.1%
TechnipFMC PLC	488,495	32,387,219

Oil, Gas & Consumable Fuels – 1.8%
DT Midstream, Inc.	130,219	19,108,336
Permian Resources Corp. – Class A	999,710	18,404,661
Uranium Energy Corp.(a)	1,330,314	14,181,147

		51,694,144

		84,081,363

Materials – 1.9%
Chemicals – 0.7%
Albemarle Corp.	154,023	20,797,726

Metals & Mining – 1.2%
Alcoa Corp.	341,454	17,803,411
MP Materials Corp.(a)(b)	278,699	15,609,931

		33,413,342

		54,211,068

Consumer Staples – 1.0%
Food Products – 1.0%
Freshpet, Inc.(a)(b)	517,662	30,604,178

Communication Services – 1.0%
Entertainment – 1.0%
TKO Group Holdings, Inc.	140,021	28,187,628

Total Common Stocks (cost $2,187,011,350)		2,847,814,625

INVESTMENT COMPANIES – 0.8%
Funds and Investment Trusts – 0.8%
iShares Russell 2000 Growth ETF(b)(e) (cost $9,495,510)	57,878	22,801,617

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(e)(f)(g) (cost $44,058,215)	44,058,215	44,058,215

Total Investments Before Security Lending Collateral for Securities Loaned – 100.6% (cost $2,240,565,075)		2,914,674,457

4 AB Discovery Growth Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(e)(f)(g) (cost $29,447,136)	29,447,136	$29,447,136

Total Investments – 101.6% (cost $2,270,012,211)		2,944,121,593
Other assets less liabilities – (1.6)%		(46,202,901)

Net Assets – 100.0%		$2,897,918,692

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

ABFunds.com	AB Discovery Growth Fund 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,196,506,860)	$2,870,616,242	(a)
Affiliated issuers (cost $73,505,351— including investment of cash collateral for securities loaned of $29,447,136)	73,505,351
Receivable for investment securities sold	5,225,422
Unaffiliated dividends receivable	678,885
Receivable for capital stock sold	347,967
Affiliated dividends receivable	143,943
Receivable due from Adviser	12,637

Total assets	2,950,530,447

Liabilities
Due to custodian	7,278,740
Payable for collateral received on securities loaned	29,447,136
Payable for investment securities purchased	11,416,567
Payable for capital stock redeemed	2,716,221
Advisory fee payable	1,401,138
Distribution fee payable	118,178
Transfer Agent fee payable	57,158
Administrative fee payable	44,510
Accrued expenses	132,107

Total liabilities	52,611,755

Net Assets	$2,897,918,692

Composition of Net Assets
Capital stock, at par	$1,935,588
Additional paid-in capital	1,974,829,916
Distributable earnings	921,153,188

Net Assets	$2,897,918,692

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$616,874,241	45,939,068	$13.43	*

C	$5,461,972	356,804	$15.31

Advisor	$1,842,075,092	118,934,103	$15.49

I	$27,637,620	1,824,668	$15.15

Z	$405,869,767	26,504,152	$15.31

(a)	Includes securities on loan with a value of $171,998,976 (see Note E).

*	The maximum offering price per share for Class A shares was $14.03 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Discovery Growth Fund	ABFunds.com

STATEMENT OF OPERATIONS

	August 1, 2025		Year Ended
	to June 30,		July 31,
	2026(a)		2025
Investment Income
Dividends
Unaffiliated issuers	$5,575,379		$7,064,928
Affiliated issuers	1,889,796		2,340,847
Interest	9,864		14,357
Securities lending income, net	1,490,138		838,604
Other income(b)	– 0	–	673,611

Total income	$8,965,177		$10,932,347

Expenses
Advisory fee (see Note B)	14,601,565		15,969,190
Distribution fee—Class A	1,193,987		1,332,714
Distribution fee—Class C	55,774		75,806
Transfer agency—Class A	289,216		284,420
Transfer agency—Class C	3,259		3,943
Transfer agency—Advisor Class	830,162		697,800
Transfer agency—Class I	61,074		250,864
Transfer agency—Class Z	88,995		108,323
Custody and accounting	170,376		204,560
Registration fees	105,925		102,214
Administrative	79,608		90,234
Legal	67,940		64,004
Printing	67,036		195,411
Audit and tax	48,592		53,258
Directors’ fees	37,687		47,414
Miscellaneous	35,977		56,427

Total expenses	17,737,173		19,536,582
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(156,250)		(158,174)

Net expenses	17,580,923		19,378,408

Net investment loss	(8,615,746)		(8,446,061)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions	355,367,371		293,234,642
Net change in unrealized appreciation (depreciation) of investments	281,703,486		(65,817,936)

Net gain on investment transactions	637,070,857		227,416,706

Net Increase in Net Assets from Operations	$628,455,111		$218,970,645

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

ABFunds.com	AB Discovery Growth Fund 7

STATEMENT OF CHANGES IN NET ASSETS

	August 1, 2025 to	Year Ended		Year Ended
	June 30,	July 31,		July 31,
	2026(a)	2025		2024
Increase in Net Assets from Operations
Net investment loss	$(8,615,746)	$(8,446,061)		$(8,213,803)
Net realized gain on investment transactions	355,367,371	293,234,642		345,959,351
Net change in unrealized appreciation (depreciation) of investments	281,703,486	(65,817,936)		(60,393,430)

Net increase in net assets from operations	628,455,111	218,970,645		277,352,118
Distributions to Shareholders
Class A	(59,515,437)	– 0	–	– 0	–
Class C	(582,621)	– 0	–	– 0	–
Advisor Class	(147,259,836)	– 0	–	– 0	–
Class I	(5,844,032)	– 0	–	– 0	–
Class Z	(34,256,882)	– 0	–	– 0	–
Capital Stock Transactions
Net decrease	(69,123,843)	(292,939,597)		(565,020,391)

Total increase (decrease)	311,872,460	(73,968,952)		(287,668,273)
Net Assets
Beginning of period	2,586,046,232	2,660,015,184		2,947,683,457

End of period	$2,897,918,692	$2,586,046,232		$2,660,015,184

(a)	The Fund changed its fiscal year end from July 31 to June 30.

See notes to financial statements.

8 AB Discovery Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

The AB Discovery Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R & Class K were liquidated. Effective June 1, 2026, the Fund changed its fiscal year end from July 31 to June 30. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Directors (the “Board”) approved a reverse share split for Class C shares. The reverse share spilt was effective on October 20, 2025. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

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NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these

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NOTES TO FINANCIAL STATEMENTS (continued)

foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Discovery Growth Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Industrials	$808,275,873		$	– 0	–	$	– 0	–	$808,275,873
Information Technology	731,726,246			– 0	–		5,981,247		737,707,493
Health Care	633,817,395			– 0	–		– 0	–	633,817,395
Consumer Discretionary	278,965,599			– 0	–		7,278,739		286,244,338
Financials	184,685,289			– 0	–		– 0	–	184,685,289
Energy	84,081,363			– 0	–		– 0	–	84,081,363
Materials	54,211,068			– 0	–		– 0	–	54,211,068
Consumer Staples	30,604,178			– 0	–		– 0	–	30,604,178
Communication Services	28,187,628			– 0	–		– 0	–	28,187,628
Investment Companies	22,801,617			– 0	–		– 0	–	22,801,617
Short-Term Investments	44,058,215			– 0	–		– 0	–	44,058,215
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	29,447,136			– 0	–		– 0	–	29,447,136

Total Investments in Securities	2,930,861,607			– 0	–		13,259,986		2,944,121,593
Other Financial Instruments(a)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,930,861,607		$	– 0	–		$13,259,986		$2,944,121,593

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. Such fee is accrued daily and paid monthly.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. On August 3, 2026, the joint meeting of shareholders was adjourned until September 15, 2026 in respect of the Fund.

14 AB Discovery Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and the year ended July 31, 2025, the reimbursement for such services amounted to $79,608 and $90,234.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period ended June 30, 2026 and the year ended July 31, 2025, such compensation retained by ABIS amounted to $514,759 and $546,670, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,554 from the sale of Class A shares and received $1,612 and $144 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2026.

During the year ended July 31, 2025, the Adviser reimbursed the Fund $673,611 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended July 31, 2025, such waiver amounted to such waiver amounted to $100,350 and $102,128.

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 7/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$65,585	$894,960	$916,487	$44,058	$1,890
AB Government Money Market Portfolio*	55,682	576,813	603,048	29,447	465

Total				$73,505	$2,355

*	Investments of cash collateral for securities lending transactions (see Note E).

ABFunds.com	AB Discovery Growth Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended July 31, 2025 is as follows:

Fund	Market Value 7/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$64,796	$847,451	$846,662	$65,585	$2,341
AB Government Money Market Portfolio*	75,625	550,395	570,338	55,682	311

Total				$121,267	$2,652

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .23% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,119,791 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$2,843,018,718		$3,130,353,349
U.S. government securities	– 0	–	– 0	–

16 AB Discovery Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$2,075,158,920		$2,380,782,445
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$2,306,139,809

Gross unrealized appreciation	$739,715,384
Gross unrealized depreciation	(101,733,600)

Net unrealized appreciation	$637,981,784

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the period ended June 30, 2026 and for the year ended July 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or

ABFunds.com	AB Discovery Growth Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 171,998,976	$29,447,136	$142,918,015	$1,024,932	$465,206	$55,900

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended July 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 298,504,883	$55,682,122	$255,150,651	$527,843	$310,761	$56,046

*	As of July 31, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares					Amount
	August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025		Year Ended July 31, 2024		August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025		Year Ended July 31, 2024

Class A
Shares sold	549,733	986,232		1,006,953		$6,595,988	$11,378,958		$9,914,236

Shares issued in reinvestment of dividends and distributions	4,238,872	– 0	–	– 0	–	48,407,922	– 0	–	– 0	–

Shares converted from Class C	77,407	87,086		173,009		921,309	997,769		1,667,881

Shares redeemed	(6,577,763)	(6,727,327)		(8,983,066)		(78,040,333)	(77,312,404)		(89,634,680)

Net decrease	(1,711,751)	(5,654,009)		(7,803,104)		$(22,115,114)	$(64,935,677)		$(78,052,563)

Class C(b)
Shares sold	21,999	41,946		40,912		$296,714	$540,525		$449,050

Shares issued in reinvestment of dividends and distributions	42,198	– 0	–	– 0	–	551,955	– 0	–	– 0	–

Shares converted to Class A	(67,835)	(76,517)		(150,718)		(921,309)	(997,769)		(1,667,881)

Shares redeemed	(131,915)	(153,237)		(171,398)		(1,821,645)	(1,991,491)		(1,936,989)

Net decrease	(135,553)	(187,808)		(281,203)		$(1,894,285)	$(2,448,735)		$(3,155,820)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares						Amount
	August 1, 2025 to June 30, 2026(a)		Year Ended July 31, 2025		Year Ended July 31, 2024		August 1, 2025 to June 30, 2026(a)			Year Ended July 31, 2025			Year Ended July 31, 2024

Advisor Class
Shares sold	8,866,685		34,655,834		11,600,007			$120,504,519			$474,306,367		$131,472,552

Shares issued in reinvestment of dividends and distributions	10,275,341		– 0	–	– 0	–		135,223,493			– 0	–	– 0	–

Shares redeemed	(15,770,507)		(17,234,828)		(15,948,373)			(216,152,016)			(221,375,808)		(178,983,968)

Net increase (decrease)	3,371,519		17,421,006		(4,348,366)			$39,575,996			$252,930,559		$(47,511,416)

Class R
Shares sold	– 0	–	– 0	–	150,622		$	– 0	–	$	– 0	–	$1,260,986

Shares redeemed	– 0	–	– 0	–	(2,098,980)			– 0	–		– 0	–	(19,255,466)

Net increase (decrease)	– 0	–	– 0	–	(1,948,358)		$	– 0	–	$	– 0	–	$(17,994,480)

Class K
Shares sold	– 0	–	– 0	–	100,418		$	– 0	–	$	– 0	–	$953,706

Shares redeemed	– 0	–	– 0	–	(1,422,056)			– 0	–		– 0	–	(14,430,485)

Net increase (decrease)	– 0	–	– 0	–	(1,321,638)		$	– 0	–	$	– 0	–	$(13,476,779)

Class I
Shares sold	666,361		1,756,882		2,526,941			$8,818,930			$22,198,801		$28,044,605

Shares issued in reinvestment of dividends and distributions	454,082		– 0	–	– 0	–		5,844,032			– 0	–	– 0	–

Shares redeemed	(6,064,364)		(27,326,040)		(8,625,090)			(78,339,098)			(372,962,631)		(95,413,572)

Net decrease	(4,943,921)		(25,569,158)		$(6,098,149)			$(63,676,136)			$(350,763,830)		$(67,368,967)

Class Z
Shares sold	1,765,380		3,517,366		4,836,981			$23,926,930			$44,700,305		$53,162,214

Shares issued in reinvestment of dividends and distributions	2,621,884		– 0	–	– 0	–		34,110,713			– 0	–	– 0	–

Shares redeemed	(5,755,331)		(12,941,067)		(35,823,576)			(79,058,585)			(172,422,219)		(390,622,580)

Net decrease	(1,368,067)		(9,423,701)		(30,986,595)			$(21,020,942)			$(127,721,914)		$(337,460,366)

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Effective October 20, 2025, Class C share transactions have been adjusted to reflect a 1 for 3.2707 reverse share split.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials or

20 AB Discovery Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

ABFunds.com	AB Discovery Growth Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026, and the fiscal years ended July 31, 2025 and July 31, 2024 were as follows:

	August 1, 2025 to June 30, 2026	Year Ended July 31, 2025			Year Ended July 31, 2024
Distributions paid from:
Ordinary income	$21,654,067	$	– 0	–	$	– 0	–
Net long-term capital gains	225,804,741		– 0	–		– 0	–

Total taxable distributions paid	$247,458,808	$	– 0	–	$	– 0	–

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$95,781,776
Undistributed capital gains	187,389,628
Unrealized appreciation (depreciation)	637,981,784	(a)

Total accumulated earnings (deficit)	$921,153,188

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Discovery Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 11.85	$ 10.95	$ 9.82	$ 9.28	$ 15.11	$ 12.74

Income From Investment Operations

Net investment loss(b)(c)	(.06)	(.06	)(d)	(.05)	(.04)	(.06)	(.09)

Net realized and unrealized gain (loss) on investment transactions	2.95	.96	1.18	.58	(3.45)	4.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	2.89	.90	1.13	.54	(3.51)	4.49

Less: Distributions

Distributions from net realized gain on investment transactions	(1.31)	– 0	–	– 0	–	– 0	–	(2.32)	(2.12)

Net asset value, end of period	$ 13.43	$ 11.85	$ 10.95	$ 9.82	$ 9.28	$ 15.11

Total Return

Total investment return based on net asset value(f)(g)	26.30%	8.22	%(d)	11.51%	5.82%	(27.82)%	37.21	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$616,874	$564,565	$583,471	$600,349	$663,173	$1,024,438

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	.91	%(i)	.91%	.92%	.93%	.91%	.91%

Expenses, before waivers/reimbursements(h)‡	.92	%(i)	.92%	.93%	.94%	.91%	.91%

Net investment loss(c)	(.54	)%(i)	(.49	)%(d)	(.48)%	(.43)%	(.52)%	(.65)%

Portfolio turnover rate	110%	80%	79%	70%	64%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(i)	.01%	.01%	.00%	.00%	.00%

See footnote summary on page 27-28.

ABFunds.com	AB Discovery Growth Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C(j)
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 13.43	$ 12.49	$ 11.32	$ 10.76	$ 22.40	$ 22.11

Income From Investment Operations

Net investment loss(b)(c)	(.16)	(.16	)(d)	(.13)	(.13)	(.20)	(.33)

Net realized and unrealized gain (loss) on investment transactions	3.35	1.10	1.30	.69	(3.85)	7.55

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	3.19	.94	1.17	.56	(4.05)	7.22

Less: Distributions

Distributions from net realized gain on investment transactions	(1.31)	– 0	–	– 0	–	– 0	–	(7.59)	(6.93)

Net asset value, end of period	$ 15.31	$ 13.43	$ 12.49	$ 11.32	$ 10.76	$ 22.40

Total Return

Total investment return based on net asset value(f)(g)	25.26%	7.59	%(d)	10.40%	5.17%	(28.44)%	36.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,462	$6,612	$8,504	$10,873	$14,986	$33,132

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	1.68	%(i)	1.68%	1.70%	1.71%	1.68%	1.68%

Expenses, before waivers/reimbursements(h)‡	1.69	%(i)	1.69%	1.70%	1.71%	1.68%	1.68%

Net investment loss(c)	(1.31	)%(i)	(1.26	)%(d)	(1.25)%	(1.20)%	(1.30)%	(1.42)%

Portfolio turnover rate	110%	80%	79%	70%	64%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(i)	.01%	.01%	.00%	.00%	.00%

See footnote summary on page 27-28.

24 AB Discovery Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 13.45	$ 12.40	$ 11.10	$ 10.46	$ 16.71	$ 13.88

Income From Investment Operations

Net investment loss(b)(c)	(.04)	(.03	)(d)	(.03)	(.02)	(.04)	(.07)

Net realized and unrealized gain (loss) on investment transactions	3.39	1.08	1.33	.66	(3.89)	5.02

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	3.35	1.05	1.30	.64	(3.93)	4.95

Less: Distributions

Distributions from net realized gain on investment transactions	(1.31)	– 0	–	– 0	–	– 0	–	(2.32)	(2.12)

Net asset value, end of period	$ 15.49	$ 13.45	$ 12.40	$ 11.10	$ 10.46	$ 16.71

Total Return

Total investment return based on net asset value(f)(g)	26.60%	8.47	%(d)	11.71%	6.12%	(27.70)%	37.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,842,075	$1,554,602	$1,216,924	$1,138,015	$1,129,007	$1,713,283

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	.68	%(i)	.68%	.69%	.70%	.68%	.68%

Expenses, before waivers/reimbursements(h)‡	.69	%(i)	.69%	.70%	.70%	.68%	.68%

Net investment loss(c)	(.31	)%(i)	(.26	)%(d)	(.26)%	(.20)%	(.28)%	(.42)%

Portfolio turnover rate	110%	80%	79%	70%	64%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
Portfolios	.01	%(i)	.01%	.01%	.00%	.00%	.00%

See footnote summary on page 27-28.

ABFunds.com	AB Discovery Growth Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 13.19	$ 12.17	$ 10.90	$ 10.28	$ 16.46	$ 13.70

Income From Investment Operations

Net investment loss(b)(c)	(.04)	(.04)	(.03)	(.03)	(.04)	(.08)

Net realized and unrealized gain (loss) on investment transactions	3.31	1.06	1.30	.65	(3.82)	4.96

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	3.27	1.02	1.27	.62	(3.86)	4.88

Less: Distributions

Distributions from net realized gain on investment transactions	(1.31)	– 0	–	– 0	–	– 0	–	(2.32)	(2.12)

Net asset value, end of period	$ 15.15	$ 13.19	$ 12.17	$ 10.90	$ 10.28	$ 16.46

Total Return

Total investment return based on net asset value(f)(g)	26.52%	8.38%	11.65%	6.03%	(27.69)%	37.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,638	$89,263	$393,493	$419,056	$425,004	$604,487

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	.74	%(i)	.75%	.75%	.76%	.71%	.74%

Expenses, before waivers/reimbursements(h)‡	.75	%(i)	.75%	.75%	.76%	.71%	.74%

Net investment loss(b)	(.36	)%(i)	(.32)%	(.31)%	(.26)%	(.31)%	(.53)%

Portfolio turnover rate	110%	80%	79%	70%	64%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
Portfolios	.01	%(i)	.01%	.01%	.00%	.00%	.00%

See footnote summary on page 27-28.

26 AB Discovery Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 13.31	$ 12.27	$ 10.98	$ 10.34	$ 16.54	$ 13.75

Income From Investment Operations

Net investment loss(b)(c)	(.03)	(.03)	(.02)	(.02)	(.03)	(.06)

Net realized and unrealized gain (loss) on investment transactions	3.34	1.07	1.31	.66	(3.85)	4.97

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	3.31	1.04	1.29	.64	(3.88)	4.91

Less: Distributions

Distributions from net realized gain on investment transactions	(1.31)	– 0	–	– 0	–	– 0	–	(2.32)	(2.12)

Net asset value, end of period	$ 15.31	$ 13.31	$ 12.27	$ 10.98	$ 10.34	$ 16.54

Total Return

Total investment return based on net asset value(f)(g)	26.57%	8.48%	11.75%	6.19%	(27.68)%	37.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$405,870	$371,004	$457,623	$749,982	$660,787	$941,592

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	.65	%(i)	.66%	.66%	.66%	.64%	.64%

Expenses, before waivers/reimbursements(h)‡	.66	%(i)	.66%	.66%	.67%	.64%	.64%

Net investment loss(c)	(.28	)%(i)	(.26)%	(.21)%	(.16)%	(.24)%	(.39)%

Portfolio turnover rate	110%	80%	79%	70%	64%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
Portfolios	.01	%(i)	.01%	.01%	.00%	.00%	.00%

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(e)	.03%	.03%

Class C	$.00	(e)(j)	.03%	.03%

Advisor Class	$.00	(e)	.03%	.03%

ABFunds.com	AB Discovery Growth Fund 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended and for the years ended June 30, 2026, July 31, 2025 and July 31, 2024 by .02%, .07% and .02%, respectively.

(h)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended and for the year ended July 31, 2025 such waiver amounted to .01% (annualized) and .01%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(i)	Annualized.

(j)	Per share amounts have been adjusted to reflect the 1 for 3.2707 reverse share split effective October 20, 2025

See notes to financial statements.

28 AB Discovery Growth Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Discovery Growth Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Discovery Growth Fund, Inc. (the “Fund”), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from August 1, 2025 to June 30, 2026 and for the year ended July 31, 2025, the statements of changes in net assets for the period from August 1, 2025 to June 30, 2026 and for each of the two years in the period ended July 31, 2025, the financial highlights for the period from August 1, 2025 to June 30, 2026 and for each of the five years in the period ended July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2026, the results of its operations for the period from August 1, 2025 to June 30, 2026 and for the year ended July 31, 2025, the changes in its net assets for the period from August 1, 2025 to June 30, 2026 and for each of the two years in the period ended July 31, 2025 and its financial highlights for the period from August 1, 2025 to June 30, 2026 and for each of the five years in the period ended July 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in

ABFunds.com	AB Discovery Growth Fund 29

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

30 AB Discovery Growth Fund	ABFunds.com

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended July 31, 2025.

For individual shareholders, the Fund designates 3.93% of dividends paid as qualified dividend income. For corporate shareholders, 3.78% of dividends paid qualify for the dividends received deduction. The Fund designates $300,992 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

The Fund designates $225,804,741 of dividends paid as long-term capital gain dividends.

ABFunds.com	AB Discovery Growth Fund 31

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Discovery Growth Fund, Inc. (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The annual meeting of stockholders for the Fund on August 3, 2026 was called to order and adjourned until September 15, 2026 for the purpose of voting on the Proposed Agreement for the Fund.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

32 AB Discovery Growth Fund	ABFunds.com

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the

ABFunds.com	AB Discovery Growth Fund 33

quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not

34 AB Discovery Growth Fund	ABFunds.com

unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as

ABFunds.com	AB Discovery Growth Fund 35

interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial

36 AB Discovery Growth Fund	ABFunds.com

investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would

ABFunds.com	AB Discovery Growth Fund 37

monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Discovery Growth Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising

38 AB Discovery Growth Fund	ABFunds.com

potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years

ABFunds.com	AB Discovery Growth Fund 39

2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

40 AB Discovery Growth Fund	ABFunds.com

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in

ABFunds.com	AB Discovery Growth Fund 41

comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

42 AB Discovery Growth Fund	ABFunds.com

NOTES

ABFunds.com	AB Discovery Growth Fund 43

NOTES

44 AB Discovery Growth Fund	ABFunds.com

AB DISCOVERY GROWTH FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

DG-0151-0626

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 31, 2026